CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 127,160	$ 30,833	$ 46,596
Marketable securities	83,769	73,784
Prepaid expenses and other current assets	9,974	8,192	2,761
Total current assets	220,903	112,809	49,357
Restricted cash	199	199	199
Property and equipment, net	10,127	10,318	4,900
Operating lease right-of-use assets	3,248
Deferred offering costs		3,172	1,761
Prepaid research and development expenses and other long-term assets	8,913	2,284	1,477
Total assets	243,390	128,782	57,694
Current liabilities:
Accounts payable	1,874	1,333	504
Accrued liabilities	14,400	13,180	4,576
Operating lease liabilities, current portion	370
Deferred rent, current portion		183	171
Other current liabilities	164	149	20
Total current liabilities	16,808	14,845	5,271
Operating lease liabilities, net of current portion	4,844
Deferred Rent Credit, Noncurrent		1,895	1,863
Other Liabilities, Noncurrent	147	178	19
Total liabilities	21,799	16,918	7,153
Redeemable convertible preferred stock:
Redeemable convertible preferred stock		233,379	114,261
Stockholders' equity (deficit):
Preferred stock, par value of $0.001 per share; 200,000,000 shares authorized, and no shares issued and outstanding as of March 31, 2022; no shares authorized, issued or outstanding as of December 31, 2021
Common stock, par value of $0.001 per share; 1,000,000,000 shares authorized and 35,718,764 shares issued and outstanding as of March 31, 2022; 185,000,000 shares authorized and 544,210 shares issued and outstanding as of December 31, 2021	36	1	1
Additional paid-in capital	384,095	8,615	1,421
Accumulated other comprehensive loss	(44)	(20)
Accumulated Deficit	(162,496)	(130,111)	(65,142)
Total stockholders' equity (deficit)	221,591	(121,515)	(63,720)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 243,390	128,782	57,694
Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock		28,894	28,894
Series B Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock		85,367	$ 85,367
Series C Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock:
Redeemable convertible preferred stock		$ 119,118